Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At December 31, 2022 and 2021 accrued expenses and other current liabilities consisted of the following.

	2022	2021
Payroll	$253,212	$180,855
Interest payable	21,132	-
Other payable	73,823	1,070
Total	$348,167	$181,925